Allowance for doubtful accounts and credit losses	12 Months Ended
Mar. 31, 2018
Allowance for doubtful accounts and credit losses

10. Allowance for doubtful accounts and credit losses:

The net changes in the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Allowance for doubtful accounts at beginning of year	50,410	94,853	100,712
Provision for doubtful accounts, net of reversal	69,029	6,519	(74)
Write-offs	(20,649)	(3,839)	(2,374)
Other	(3,937)	3,179	326

Allowance for doubtful accounts at end of year	94,853	100,712	98,590

“Other” includes the impact of currency translation adjustments for the years ended March 31, 2016, 2017 and 2018.

A portion of the allowance for doubtful accounts balance at March 31, 2017 and 2018 totaling ¥50,602 million and ¥72,665 million, respectively, is attributed to certain non-current receivable balances which are reported as “Other” assets in the consolidated balance sheets.

The net changes in the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Allowance for credit losses at beginning of year	178,038	167,330	178,101
Provision for credit losses, net of reversal	90,236	92,147	76,143
Charge-offs	(102,948)	(99,550)	(96,444)
Recoveries	22,356	21,757	25,344
Other	(20,352)	(3,583)	943

Allowance for credit losses at end of year	167,330	178,101	184,087

“Other” primarily includes the impact of currency translation adjustments for the years ended March 31, 2016, 2017 and 2018.

The net changes in the allowance for credit losses above relating to retail receivables portfolio segment, finance lease receivables portfolio segment and wholesale and other dealer loan receivables portfolio segment for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen in millions
	For the year ended March 31, 2016
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	109,316	29,303	30,053
Provision for credit losses, net of reversal	65,677	1,742	4,962
Charge-offs	(83,116)	(3,833)	(667)
Recoveries	18,999	380	230
Other	(12,023)	(2,992)	(3,750)

Allowance for credit losses at end of year	98,853	24,600	30,828

	Yen in millions
	For the year ended March 31, 2017
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	98,853	24,600	30,828
Provision for credit losses, net of reversal	67,433	1,657	854
Charge-offs	(78,114)	(2,007)	(324)
Recoveries	18,282	194	160
Other	(2,100)	(482)	(622)

Allowance for credit losses at end of year	104,354	23,962	30,896

	Yen in millions
	For the year ended March 31, 2018
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	104,354	23,962	30,896
Provision for credit losses, net of reversal	52,891	7,115	6,497
Charge-offs	(74,868)	(2,708)	(823)
Recoveries	20,511	315	59
Other	569	133	171

Allowance for credit losses at end of year	103,457	28,817	36,800